SECURITIES ACT FILE NO. 333-08653

INVESTMENT COMPANY ACT FILE NO. 811-07725

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 35	☒

SEASONS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1 SunAmerica Center

Los Angeles, California 90067-6022

(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)

(Registrant’s Telephone Number, including area code)

Nori L. Gabert, Esq.

Vice President and Deputy General Counsel

SunAmerica Asset Management Corp.

2929 Allen Parkway

Houston, Texas 77019

(Name and Address for Agent for Service)

Copy to:

Mallary Reznik, Esq.

General Counsel

SunAmerica Life Companies

1 SunAmerica Center, Century City

Los Angeles, California 90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b) of Rule 485

☐                                    on                  , pursuant to paragraph (b) of Rule 485

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on (date) pursuant to paragraph (a) of Rule 485

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 33 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 20th day of January, 2012.

SEASONS SERIES TRUST
(Registrant)

BY:	//S// JOHN T. GENOY
John T. Genoy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	//s// JOHN T. GENOY	President (Principal Executive Officer)	January 20, 2012
John T. Genoy

	//s// DONNA M. HANDEL	Treasurer (Principal Financial and Accounting Officer)	January 20, 2012
Donna M. Handel

	*	Trustee	January 20, 2012
Garrett F. Bouton

	*	Trustee	January 20, 2012
Carl D. Covitz

	*	Trustee	January 20, 2012
Jana W. Greer

	*	Trustee	January 20, 2012
Jane Jelenko

	*	Trustee	January 20, 2012
Allan L. Sher

	*	Trustee	January 20, 2012
Gilbert T. Ray

	*	Trustee	January 20, 2012
Bruce G. Willison

* By:	//s// NORI L. GABERT
	Nori L. Gabert		January 20, 2012
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase